Share-Based Compensation - Summary of Stock Option Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of options, Granted			0
2015 and 2018 Share Incentive Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of options, Outstanding, Beginning Period	26,106,599	11,365,268	13,260,000
Number of options, Granted	3,840,000	19,175,500
Number of options, Forfeited	(4,709,197)	(1,778,500)	(400,000)
Number of options, Exercised	(3,011,064)	(2,655,669)	(1,494,732)
Number of options, Outstanding, Ending Period	22,226,338	26,106,599	11,365,268	13,260,000
Number of options, Exercisable	7,801,637
Number of options, Expected to vest	13,046,881
Weighted average exercise price, Outstanding, Beginning Period	$ 0.74	$ 0.44	$ 0.43
Weighted average exercise price, Granted	1.10	0.86
Weighted average exercise price, Forfeited	0.81	0.60	0.96
Weighted average exercise price, Exercised	0.43	0.48	0.17
Weighted average exercise price, Outstanding, Ending Period	0.80	$ 0.74	$ 0.44	$ 0.43
Weighted average exercise price, Exercisable	0.47
Weighted average exercise price, Expected to vest	$ 0.97
Weighted-average remaining contractual life (years), Outstanding	7 years 4 months 28 days	8 years 29 days	7 years 7 months 2 days	8 years 4 months 24 days
Weighted-average remaining contractual life (years), Exercisable	6 years 7 days
Weighted-average remaining contractual life (years), Expected to vest	8 years 1 month 28 days
Aggregate intrinsic value, Outstanding	$ 26,813	$ 30,299	$ 17,737	$ 18,705
Aggregate intrinsic value, Exercisable	9,928
Aggregate intrinsic value, Expected to vest	$ 15,362